Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,615,000
Previously Paid Amount	0.00
Total Fee Amount	314.50
Total Offset Amount	0.00
Net Fee	314.50
Narrative - Max Aggregate Offering Price	$ 3,615,000
Final Prospectus	true